CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Trade sales, services and fees, net	$ 567	$ 456	$ 1,120	$ 988
Cost of goods sold	518	411	1,018	882
Operating expenses:
Selling, general and administrative	40	36	79	78
Restructuring, impairment, and plant closing and transition costs	11	5	25	12
Other operating expense, net	3	10	8	10
Total operating expenses	54	51	112	100
Operating (loss) income	(5)	(6)	(10)	6
Interest expense	(17)	(15)	(35)	(28)
Interest income	3	3	6	6
Other income	2	3	7	7
Loss before income taxes	(17)	(15)	(32)	(9)
Income tax (expense) benefit	(5)	(2)	(10)	0
Net loss	(22)	(17)	(42)	(9)
Net income attributable to noncontrolling interests	(1)	(2)	(2)	(3)
Net loss attributable to Venator	$ (23)	$ (19)	$ (44)	$ (12)
Per Share Data:
Loss attributable to Venator Materials PLC ordinary shareholders, basic (in dollars per share)	$ (0.21)	$ (0.18)	$ (0.41)	$ (0.11)
Loss attributable to Venator Materials PLC ordinary shareholders, diluted (in dollars per share)	$ (0.21)	$ (0.18)	$ (0.41)	$ (0.11)